Consolidated Statement of Cash Flows - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Activities:
Net earnings (loss), including noncontrolling interests	$ 309	$ (14)	$ 422	$ 395	$ 209
Adjustments:
Depreciation and amortization	(75)	(48)	(68)	(59)	(67)
Annuity benefits	744	905	1,192	1,151	998
Realized (gains) losses on investing activities	(112)	107	(363)	(132)	105
Net sales of trading securities	1	9	12	3	59
Deferred annuity and life policy acquisition costs	(185)	(112)	(155)	(206)	(263)
Amortization of insurance acquisition costs	186	208	250	202	215
Change in:
Recoverables from reinsurers	135	25	(67)	16	14
Accrued investment income	(14)	14	57	(9)	(35)
Funds held as collateral	33	235	226	(474)	286
Other assets	26	24	(64)	112	(71)
Life, accident and health reserves	(18)	(4)	(4)	(23)	(23)
Liability for funds held as collateral	(33)	(235)	(226)	474	(286)
Other liabilities	(48)	(45)	51	(42)	11
Other operating activities, net	(305)	18	58	(74)	(84)
Net cash provided by operating activities	644	1,087	1,321	1,334	1,068
Investing Activities:
Purchases of fixed maturities	(7,885)	(6,136)	(7,615)	(6,177)	(7,898)
Purchases of equity securities	(78)	(206)	(229)	(126)	(326)
Purchases of mortgage loans	(306)	(120)	(243)	(407)	(142)
Purchases of equity index options	(359)	(429)	(544)	(600)	(567)
Purchases of other investments	(77)	(190)	(249)	(220)	(296)
Purchases of real estate, property and equipment	(3)	(6)	(8)	(8)	(15)
Proceeds from maturities and redemptions of fixed maturities	4,818	3,004	4,100	3,215	3,551
Proceeds from repayments of mortgage loans	46	33	68	118	155
Proceeds from sales of fixed maturities	960	2,658	3,065	801	447
Proceeds from sales of equity securities	339	170	284	214	121
Proceeds from settlements of equity index options	835	617	873	666	786
Proceeds from sales of other investments	592	32	79	65	122
Other investing activities, net	9	10	3	10	10
Net cash used in investing activities	(967)	(563)	(416)	(2,449)	(4,052)
Financing Activities:
Annuity receipts	4,569	2,767	4,087	4,960	5,407
Ceded annuity receipts	(482)	(246)	(492)	0	0
Annuity surrenders, benefits and withdrawals	(3,105)	(2,466)	(3,546)	(3,358)	(2,916)
Ceded annuity surrenders, benefits and withdrawals	514	0	206	0	0
Net transfers from variable annuity assets	62	44	61	60	47
Cash transferred in reinsurance	0	0	(554)	0	0
Advances from Federal Home Loan Bank	0	200	200	0	225
Repayments to Federal Home Loan Bank	(731)	(40)	(165)	0	0
Cash dividends paid	(300)	(60)	(285)	(140)	(60)
Other financing activities, net	(47)	1	0	(2)	(1)
Net cash provided by (used in) financing activities	480	200	(488)	1,520	2,702
Net Change in Cash and Cash Equivalents	157	724	417	405	(282)
Cash and cash equivalents at beginning of period	1,151	734	734	329	611
Cash and cash equivalents at end of period	$ 1,308	$ 1,458	$ 1,151	$ 734	$ 329